DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Detailed Information About Hedging Instruments
The net fair values of derivative financial instruments as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023

Contracts with positive fair value
Commodities contracts	169	247
Foreign exchange contracts	4,314	15,159

	4,483	15,406

Contracts with negative fair value
Commodities contracts	(85)	(6,190)
Foreign exchange contracts	(50,257)	(2,030)

	(50,342)	(8,220)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	22,721	(6,824)	15,897
Reclassification to income statement	—	—	—

As of December 31, 2023	22,721	(6,824)	15,897

(Decrease) / Increase	(75,160)	22,548	(52,612)
Reclassification to income statement	—	—	—

As of December 31, 2024	(52,439)	15,724	(36,715)
The net fair values of the exchange rate derivative contracts as of December 31, 2024 and 2023 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2024	2023

MEX/$	ND Forward - Buy MXN	18.8 billion MXN	(25,940)	—
EUR/$	Forward - Buy EUR	589.8 million EUR	(24,073)	15,159
JPY/$	ND Forward - Buy JPY	1.8 billion JPY	(431)	—
GTQ/$	ND Forward - Sell GTQ	15.4 million GTQ	(2)	(6)
ARS/$	ND Forward - Buy ARS	44.3 billion ARS	3,952	—
COP/$	ND Forward - Sell COP	299.1 billion COP	362	(2,024)
EUR/$	Forward - Sell EUR	3.3 million EUR	189	—

			(45,943)	13,129
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; JPY: Japanese yens; MXN: Mexican pesos.
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

Cash flow hedges - Commodities derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	—	—	—
Reclassification to income statement	—	—	—

As of December 31, 2023	—	—	—

(Decrease) / Increase	(879)	299	(580)
Reclassification to income statement	—	—	—

As of December 31, 2024	(879)	299	(580)